As filed with the Securities and Exchange Commission

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  October 31, 2010

Item 1. Schedule of Investments.

Akre Focus Fund
Schedule of Investments at October 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 73.5%
	Capital Markets - 6.3%
400,000	optionsXpress Holdings, Inc. *	$6,388,000
400,000	TD Ameritrade Holding Corp. *	6,836,000
405,000	TradeStation Group, Inc. *	2,223,450
		15,447,450
	Consumer Finance - 0.7%
93,273	White River Capital, Inc.	1,794,573

	Diversified Financial Services - 2.2%
150,000	MSCI, Inc. *	5,377,500

	Health Care Equipment & Supplies - 1.6%
50,000	Becton, Dickinson and Company	3,776,000

	Hotels, Restaurants & Leisure - 5.2%
117,250	Penn National Gaming, Inc. *	3,899,735
200,000	WMS Industries, Inc. *	8,726,000
		12,625,735
	Insurance - 6.5%
50,000	Greenlight Capital Re Ltd *	1,428,000
35,000	Markel Corp. *	11,725,700
100,000	W.R. Berkley Corp.	2,752,000
		15,905,700
	IT Services - 6.0%
13,595	Computer Services, Inc.	298,410
60,000	Mastercard, Inc.	14,403,600
		14,702,010
	Life Sciences Tools & Services - 1.3%
50,000	Techne Corp.	3,046,000

	Media - 8.3%
600,000	Lamar Advertising Co. *	20,394,000

	Multiline Retail - 7.6%
360,000	Dollar Tree, Inc. *	18,471,600

	Software - 4.8%
130,000	FactSet Research Systems, Inc.	11,411,400
14,000	RealPage, Inc. *	323,120
		11,734,520
	Specialty Retail - 17.4%
100,000	CarMax, Inc. *	3,099,000
200,000	O'Reilly Automotive, Inc. *	11,700,000
300,000	Ross Stores, Inc.	17,697,000
220,000	The TJX Companies, Inc.	10,095,800
		42,591,800
	Textiles, Apparel & Luxury Goods - 1.0%
100,000	Carter's, Inc. *	2,490,000

	Thrifts & Mortgage Finance - 0.4%
100,000	Fox Chase Bancorp, Inc. *	975,000

	Wireless Telecommunication Services - 4.2%
200,000	American Tower Corp. *	10,322,000

	TOTAL COMMON STOCKS
	(Cost $150,406,540)	179,653,888

	CONVERTIBLE PREFERRED STOCK - 5.5%
	Insurance - 5.5%
550,000	Hartford Financial Services Group, Inc.	13,502,500

	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost $13,833,316)	13,502,500

	SHORT-TERM INVESTMENT - 21.9%
	Money Market Fund - 21.9%
53,504,851	Fidelity Government Portfolio - Class I, 0.05%1	53,504,851
	TOTAL SHORT-TERM INVESTMENT

(Cost $53,504,851)	53,504,851

TOTAL INVESTMENTS IN SECURITIES: - 100.9%
(Cost $217,744,707)	246,661,239
Liabilities in Excess of Other Assets - (0.9)%	(2,254,770)
TOTAL NET ASSETS - 100.0%	$244,406,469

* Non-income producing security.
1 7-day yield as of October 31, 2010.

The cost basis of investments for federal income tax purposes at October 31, 2010 was as follows+:

Cost of investments		$217,744,707
Gross unrealized appreciation		30,681,057
Gross unrealized depreciation		(1,764,525)
Net unrealized appreciation		$28,916,532

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Akre Focus Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at October 31, 2010 (Unaudited)
The Akre Focus Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. U.S. GAAP estiblishes a hierarchy that priorities inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2010:
Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$179,653,888	$-	$-	$179,653,888
Convertible Preferred Stock	13,502,500	-	-	13,502,500
Short-Term Investment	53,504,851	-	-	53,504,851
Total Investments in Securities	$246,661,239	$-	$-	$246,661,239

^ See Schedule of Investments for industry breakout.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Robert M. Slotky
                                                 Robert M. Slotky, President

Date   December 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ Robert M. Slotky
                                                     Robert M. Slotky, President

Date December 14, 2010

By (Signature and Title) * /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date December 16, 2010

* Print the name and title of each signing officer under his or her signature.